Selected Income Statement Data	12 Months Ended
Dec. 31, 2016
Selected Income Statement Data [Abstract]
Selected Income Statement Data
Note 18 - Selected Income Statement Data

A.	Selling, general and administrative expenses

	Year Ended December 31,
	2016	2015	2014
	U.S. Dollars
Selling (1)	16,575	16,208	14,337
General and administrative	8,926	7,379	7,080

	25,501	23,587	21,417

(1) Including shipping and handling costs	1,034	1,014	879

B.	Financial income (expenses), net

	Year Ended December 31,
	2016	2015	2014
	U.S. Dollars
Interest and commission expense	(288)	(461)	(6)
Interest income	74	88	77
Re-evaluation of contingent consideration	-	(101)	(258)
Re-evaluation expense on liabilities to the OCS	(183)	(437)	(370)
Other, net (*)	(597)	(966)	(663)

	(994)	(1,877)	(1,220)

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(435), $(786), and $(546) in 2016, 2015 and 2014, respectively.